CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Parenthetical) (Details) - USD ($)	May 06, 2021	Nov. 30, 2023	Aug. 31, 2022	Mar. 31, 2021	Mar. 17, 2021	Feb. 02, 2021
March Note
Debt Instrument [Line Items]
Principal amount				$ 20,000,000	$ 20,000,000
Interest rate (as a percent)				6.00%	6.00%
Ordinary shares	3,277,050
February Note
Debt Instrument [Line Items]
Principal amount						$ 5,000,000
Interest rate (as a percent)					6.00%	6.00%
August Note
Debt Instrument [Line Items]
Principal amount			$ 5,500,000
Interest rate (as a percent)			6.00%
November Note
Debt Instrument [Line Items]
Principal amount		$ 6,000,000
Interest rate (as a percent)		3.00%